Summary of significant accounting policies - Analysis of Different Types of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Net revenues	$ 342,564	$ 239,601	$ 186,683
Subscription revenue
Net revenues
Net revenues	100,557	91,174	84,299
Live streaming revenue and other internet value-added services
Net revenues
Net revenues	122,372	53,614	38,039
Cloud computing service, other internet value-added services and product revenue
Net revenues
Net revenues	$ 119,635	$ 94,813	$ 64,345